Stock-Based and Employee Savings Plans Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based Compensation Arrangement by Stock-based Payment Award
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 10,400
Stock Option Activity
Stock options outstanding, beginning of period	24,000,000
Granted and assumed	2,000,000
Exercised	(11,000,000)
Forfeited/expired/canceled	(1,000,000)
Stock options outstanding, end of period	14,000,000	24,000,000
Expected to vest	13,000,000
Options exercisable	9,000,000
Weighted average exercise price, outstanding	$ 27.14
Weighted average exercise price, granted and assumed	$ 55.27
Weighted average exercise price, exercised	$ 27.07
Weighted Average Grant Date Fair Value, Forfeited	$ 31.96
Weighted average exercise price, outstanding	$ 29.79	$ 27.14
Weighted average exercise price, expected to vest	$ 29.37
Weighted average exercise price, options exercisable	$ 25.65
Weighted average remaining contractual term, outstanding	3 years 6 months 15 days
Weighted average remaining contractual term, expected to vest	3 years 5 months 23 days
Weighted average remaining contractual term, options exercisable	2 years 10 months 2 days
Aggregate intrinsic value, options outstanding	345,000,000
Aggregate intrinisic value, expected to vest	340,000,000
Aggregate intrinsic value, options exercisable	271,000,000
Share-based Compensation, Options to Purchase Common Shares in the Money	12,000,000
Weighted average grant date fair value of options granted, during period	$ 15.39	$ 11.21	$ 9.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	292,000,000	276,000,000	129,000,000
Equity Incentive Plan [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Number of shares authorized	611,000,000
Shares available for grant	47,000,000
Employee Stock Purchase Plan [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Share-based Compensation Arrangement, Maximum Duration of Common Stock Purchasing Period	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Market Price, Purchase Date	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate	10.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	4,000,000	4,000,000	3,000,000
Stock Issued During Period, Average Price Per Share, Employee Stock Purchase Plan	$ 35.51	$ 26.10	$ 23.55
Common Stock, Capital Shares Reserved for Future Issuance	31,000,000
Employee Savings Plan [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Defined Contribution Plan, Maximum Employee Contribution, Percentage	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	4.00%
Defined Contribution Plan, Cost Recognized	84,000,000	71,000,000	50,000,000
Employee Stock Option [Member] | Equity Incentive Plan [Member] | Minimum [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award expiration term	7 years
Employee Stock Option [Member] | Equity Incentive Plan [Member] | Maximum [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award expiration term	10 years
Deferred Stock Unit [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	303,339
Deferred Stock Unit [Member] | Pre 2008 [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Fair Value of Stock Received by Board Members	150,000
Deferred Stock Unit [Member] | 2011 Plan [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Fair Value of Stock Received by Board Members	$ 220,000
Restricted Stock Units (RSUs) [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	34,000,000	39,000,000
Cliff Vesting [Member] | Deferred Stock Unit [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting rights	25.00%
Cliff Vesting, Six Months [Member] | Employee Stock Option [Member] | Equity Incentive Plan [Member] | Existing Employees [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting rights	12.50%
Cliff Vesting, Year One [Member] | Employee Stock Option [Member] | Equity Incentive Plan [Member] | New Employees [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting rights	25.00%
Graded Vesting [Member] | Employee Stock Option [Member] | Equity Incentive Plan [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting rights	2.08%
Graded Vesting [Member] | Deferred Stock Unit [Member]
Stock-based Compensation Arrangement by Stock-based Payment Award
Award vesting rights	2.08%